Note 4 - Investment and Equity Securities - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due in one year or less, amortized costs	$ 1,556
Due in one year or less, fair value	1,577
Due after one year through five years, amortized costs	1,701
Due after one year through five years, fair value	1,738
Due after five years through ten years, amortized costs	28,767
Due after five years through ten years, fair value	29,236
Due after ten years, amortized costs	76,913
Due after ten years, fair value	81,809
Amortized costs	108,937	$ 103,401
Fair Value	$ 114,360	$ 105,733